Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Non-current financial assets at fair value through other comprehensive income [abstract]
Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	299,568	81,783
	338,102	120,317

Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	122,514	(46,419)	(217,785)